Income taxes and mining tax credits (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2017	2016
	$	$
Loss before income taxes	683,299	224,112

Statutory tax rate	26%	26%
Expected income tax recovery at the statutory tax rate	(177,658)	(58,269)
Tax pool not recognized	13,511	7,564
Other	164,147	50,705
Income tax recovery	-	-

Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$
Federal investment tax credits	663,144	663,144
Exploration and evaluation assets	3,804,616	3,674,149
Non-capital loss carryforwards	4,129,727	4,056,879
Other	84,875	85,439
Valuation allowance	(8,682,363)	(8,479,611)
	-	-

Disclosure of detailed information about tax pools available [Table Text Block]
				Canadian federal
	Canadian			investment tax credit
	resource pools	Non-capital losses	Other	losses
	$	$	$	$
2025	-	-	-	25,187
2026	-	1,664,306	-	92,277
2027	-	3,323,364	-	58,467
2028	-	2,559,941	-	237,882
2029	-	2,621,029	-	249,331
2030	-	2,388,895	-	-
2031	-	1,392,745	-	-
2032	-	818,329	-	-
2033	-	202,411	-	-
2034	-	266,149	-	-
2035	-	173,814	-	-
2036	-	152,243	-	-
2037	-	320,131	-	-
No
expiry	14,633,140	-	335,907	-
	14,633,140	15,883,566	335,907	663,144